ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS (Tables)	3 Months Ended
Mar. 31, 2020
ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS
Schedule of advance to consumers on behalf of financing partners

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Advance to consumers on behalf of financing partners	521,908	2,135	—